LONG-TERM DEBT	12 Months Ended
Dec. 31, 2019
Borrowings [abstract]
LONG-TERM DEBT AND CREDIT FACILITIES	LONG-TERM DEBT AND CREDIT FACILITY

As at December 31,	2019	2018
Senior Notes
$300 million notes issued December 2017
4.625% 10-year notes due December 2027	$280.1	$296.8
$500 million notes issued June 2014
4.95% 10-year notes due July 2024	149.2	496.8
$300 million notes issued June 2013
Series B - 4.78% 10-year notes due June 2023 ($265 million)	240.2	260.4
$500 million notes issued March 2012
Series B - 4.36% 8-year notes due March 2020 ($85 million)	56.2	84.0
Series C - 4.76% 10-year notes due March 2022 ($200 million)	190.3	192.1
Series D - 4.91% 12-year notes due March 2024 ($140 million)	135.3	135.2
	1,051.3	1,465.3
Revolving Credit Facility
Revolving credit facility (net of capitalized debt issuance costs)	(3.4)	291.5

Debt from 50% interest in Canadian Malartic	—	1.9
Total debt (i)	$1,047.9	1,758.7
Less: current portion of long-term debt (Note 26)	(56.2)	(1.9)
Long-term debt	$991.7	1,756.8
(i)Balances are net of unamortized discounts and capitalized transaction costs of $10.1 million (December 31, 2018: $11.8 million).

Senior notes

The Company's senior notes are unsecured and interest is payable semi-annually. Each series of senior notes is redeemable, in whole or in part, at the Company's option, at any time prior to maturity, subject to make-whole provisions. The senior notes are accreted to the face value over their respective terms. In the third quarter of 2019, the Company repaid principal in the amount of $415.6 million, using proceeds received from the sale of the Chapada mine (refer Note 6).

Revolving credit facility

In July 2019, the Company extended the term of the revolving credit facility ("the Facility") from June 2023 to July 2024, under existing terms and conditions, and the maximum amount available under the Facility was reduced from $1.0 billion to $750.0 million. The Facility is unsecured and has an interest rate on drawn amounts of LIBOR plus an interest margin of between 1.20% and 2.25% depending on the Company's credit rating, and a commitment fee of between 0.24% and 0.45% depending on the Company's credit rating. The Company drew $120.0 million during the first quarter of 2019, repaid $30.0 million during the second quarter of 2019, and repaid the full outstanding balance of $385.0 million during the third quarter of 2019 using proceeds received from the sale of the Chapada mine (refer to Note 6).

Covenants

The senior notes and revolving credit facility are subject to various financial and general covenants. The principal covenants are tangible net worth of at least $2.3 billion; maximum net total debt (debt less cash) to tangible net worth of 0.75; and leverage ratio
(net total debt/EBITDA) to be less than or equal to 3.5:1. The Company was in compliance with all covenants as at December 31, 2019.